Land Use Rights (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Land Use Rights (Textual)
Amortization expense	$ 14,283	$ 3,147	$ 3,357
2018	5,000
2019	5,000
2020	5,000
2021	5,000
2022	5,000
Thereafter	157,000
Land use right, net book values	211,023	110,821
Collateral Pledged [Member]
Land Use Rights (Textual)
Land use right, net book values	$ 115,056	$ 110,821